Issuance of Shares	12 Months Ended
Dec. 31, 2024
Issuance of Shares [Abstract]
ISSUANCE OF SHARES
4	ISSUANCE OF SHARES

	Number of shares	RM
Balance as at January 1, 2023	10,800,000	2,515,899
Issuance of shares from Sagfood (Malaysia) Sdn Bhd towards Maybank Trustees Berhad	—	336,217
Equity transaction movement	—	2,019
Disposition of Sagfood (Malaysia) Sdn Bhd	—	(1,708,355)
Balance as at December 31, 2023	10,800,000	1,145,780

Sagtec Global Limited, as of date of this report had issued and outstanding shares of 10,800,000. These shares were deemed issued at the beginning of reporting period.

On January 18, 2023, Sagfood (Malaysia) Sdn Bhd issued 2,584 shares to Maybank Trustee Berhad for a consideration of RM 645,380. As the issuance of shares is at a price which is different from the previously issued shares, therefore, an equity adjustment of RM 336,217 is made to the controlling interests in according to the percentage of its shareholdings.

Equity transaction reflect changes in a parent’s ownership interest in a subsidiary that do not result in the parent losing control of the subsidiary as a result of issuance to Maybank Trustee Berhad. Upon issuance of shares, the ultimate controlling interest was diluted from 53.31% to 52.10%.

On June 30, 2023, Sagtec Group Sdn Bhd dispose entire equity interest with share capital carrying value amounted RM 1,708,355.